Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 19.6%	Principal Amount	Value
Airlines - 0.8%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$ 641,153	$ 658,502
Series 2013-1, Class A, 4.00%, 01/15/27	78,877	84,088
Series 2013-2, Class A, 4.95%, 07/15/24	950,709	997,442
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	696,351	758,745
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	677,341	766,127
Series 2012-1, Class A, 5.90%, 04/01/26	1,638,059	1,842,976
Auto manufacturers - 2.8%
Daimler Finance North America LLC, 144A, 3.35%, 05/04/21	6,340,000	6,454,064
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	2,545,000	2,597,329
General Motors Financial Co., Inc.,
4.20%, 11/06/21	2,900,000	3,001,177
5.10%, 01/17/24	3,275,000	3,593,636
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	2,145,000	2,181,249
Banks - 8.0%
Bank of America Corp.,
3.50%, 04/19/26	3,060,000	3,291,383
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	4,090,000	4,410,482
Citibank NA, 3.40%, 07/23/21	4,950,000	5,069,209
JPMorgan Chase & Co.,
(3 Month LIBOR USD + 0.55%), 2.44%, 03/09/21	7,145,000	7,147,911
2.55%, 03/01/21	2,835,000	2,860,125
2.75%, 06/23/20	2,445,000	2,451,656
3.25%, 09/23/22	1,780,000	1,848,449
Truist Financial Corp., 2.20%, 03/16/23	5,070,000	5,132,581
UBS AG, 144A, 2.45%, 12/01/20	2,600,000	2,612,142
U.S. Bank NA, 3.15%, 04/26/21	6,660,000	6,779,188
Wells Fargo & Co.,
(3 Month LIBOR USD + 1.23%), 3.01%, 10/31/23	6,390,000	6,520,803
3.75%, 01/24/24	2,285,000	2,441,206
Biotechnology - 1.0%
AbbVie, Inc. (3 Month LIBOR USD + 0.46%), 144A, 2.35%, 11/19/21	6,485,000	6,506,154
Diversified telecommunication services - 0.6%
AT&T, Inc.,
3.80%, 03/01/24	1,445,000	1,544,904
4.25%, 03/01/27	2,170,000	2,420,004
Food products - 0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 2.52%, 03/15/21	545,000	547,246
Health care providers & services - 2.4%
Cigna Corp., 3.20%, 09/17/20	8,525,000	8,595,479
CVS Health Corp.,
3.25%, 08/15/29	3,660,000	3,796,673
3.70%, 03/09/23	2,750,000	2,884,618
Insurance - 1.7%
American International Group, Inc., 6.40%, 12/15/20	3,175,000	3,301,163
Metropolitan Life Global Funding I (3 Month LIBOR USD + 0.23%), 144A, 2.10%, 01/08/21	7,515,000	7,529,006
Multi-utilities - 1.0%
Dominion Energy, Inc., 144A, 2.45%, 01/15/23	6,475,000	6,564,306
Oil, gas & consumable fuels - 0.4%
Energy Transfer Operating LP, 4.05%, 03/15/25	2,205,000	2,338,865
Tobacco - 0.7%
Philip Morris International, Inc., 2.00%, 02/21/20	4,130,000	4,130,330

Transportation - 0.1%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	26,518	26,624
Series 2005-4, 4.97%, 04/01/23	296,930	310,055
Total corporate bonds (cost $120,331,823)		123,995,897

MORTGAGE AND ASSET-BACKED SECURITIES - 34.6%
Asset-backed securities - 2.0%
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	1,810,000	1,817,088
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	3,245,000	3,277,547
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	3,010,000	3,029,984
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	3,855,000	3,998,498
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	308,777	141,473
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	525,354	519,995
Commercial mortgage-backed securities - 3.5%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	4,375,000	4,790,334
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	2,873,610	2,970,006
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	4,034,015	4,101,370
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,584,742	1,633,151
JPM ACMBS, Series JPM-2526, Class COLL, 2.25%, 02/25/30	4,440,000	4,441,332
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	4,075,000	4,248,326
Federal agency mortgage-backed obligations - 29.1%
Fannie Mae Pool,
Series 0913, Class AE, VR, 4.15%, 09/01/20	5,071,893	5,103,806
Series 1313, Class MA, 2.00%, 01/01/23	635,983	638,218
Series 1500, Class MA, 2.00%, 07/01/23	616,080	618,118
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,655,357
Series 1671, Class AM, 2.10%, 12/01/27	1,655,070	1,673,778
Series 2793, Class AL, VR, 4.65%, 01/01/21	3,761,611	3,832,160
Series 2822, Class AB, 2.50%, 03/01/26	348,599	354,785
Series 3663, Class MA, 3.50%, 05/01/49	3,984,594	4,112,314
Series 3686, Class MA, 3.50%, 06/01/49	36,603,966	37,763,311
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	2,194,266
Series 8744, Class AB, 2.00%, 03/01/23	284,421	285,430
Series 8874, Class AB, 2.00%, 04/01/23	274,672	275,647
Series 9180, Class AB, 2.00%, 05/01/23	945,321	948,684
Series 9550, Class AL, 2.50%, 07/01/25	979,572	996,748
Series 387770, 3.63%, 07/01/28	2,495,000	2,740,170
Series 465468, 3.33%, 07/01/20	174,809	174,569
TBA, 3.00%, 03/15/50	39,580,000	40,449,182
TBA, 4.50%, 03/15/50	14,135,000	14,948,400
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	2,461,148	2,476,157
Series 2016-M6, Class AB2, 2.40%, 05/25/26	2,765,186	2,851,530
Series 2016-M7, Class AV2, 2.16%, 10/25/23	9,357,335	9,472,095
Freddie Mac Pool,
Series 2086, Class ZT, 3.50%, 06/01/49	6,309,446	6,509,677
Series 2087, Class ZT, 4.00%, 06/01/49	12,540,595	13,104,384
Series 6637, Class ZS, 2.00%, 01/01/28	4,159,428	4,195,007
Series 8003, Class SD, 4.00%, 07/01/49	15,415,438	16,143,632
Freddie Mac Gold Pool,
Series 15226, Class G, 4.50%, 08/01/20	11	11
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	4,515	4,528
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	6,876,794	7,091,894
Series 2583, Class AB, 2.14%, 08/15/23	1,156,862	1,154,060
Total mortgage and asset-backed securities (cost $217,030,121)		219,737,022

U.S. TREASURIES - 44.0%
U.S. Treasury Bonds, 2.25%, 08/15/49	8,665,000	9,148,006
U.S. Treasury Notes,
1.50%, 08/15/20	39,570,000	39,553,776
1.75%, 07/31/24	82,600,000	84,139,070
1.75%, 12/31/24(a)	81,635,000	83,283,644
1.75%, 11/15/29	44,315,000	45,243,710
2.25%, 11/15/27	16,825,000	17,819,384
Total U.S. Treasuries (cost $274,459,487)		279,187,590

MONEY MARKET FUNDS - 5.2%
First American Government Obligations Fund - Class X, 1.49%#	33,280,189	33,280,189
Total money market funds (cost $33,280,189)		33,280,189
Total investment portfolio (cost $645,101,620) - 103.4%		656,200,698
Liabilities in excess of other assets - (3.4)%		(21,883,785)
Total net assets - 100.0%		$ 634,316,913

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $32,689,417 or 5.2% of net assets as of the date of this report.
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity.  Interest rate shown is the rate in effect as of the date of this report.

REMIC - Real estate mortgage investment conduit
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments and credit default swap contracts are categorized as Level 2 as of the date of this report, other than the money market fund which is categorized as Level 1. The total value of Level 1 and Level 2 investments as of the date of this report is $33,280,189, and $624,001,224, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2020

Exchange	Entity	Rating of Reference Entity (Moody's/S&P)	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value (d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 33	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/2024	$43,750,000	$1,080,715	$763,816	$316,899
Total swap contracts							$43,750,000	$1,080,715	$763,816	$316,899

There is $62,471 of variation margin due from the Fund to the broker as of the date of this report.

(b)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.